Employee Benefit Plans (Tables) - Mann- India Technologies Private Limited [Member]	12 Months Ended
Dec. 31, 2018
Summary of Activity of Gratuity Plans
The following table sets forth the activity of the Gratuity Plans and the amounts recognized in the Company’s financial statements at the end of the relevant periods:

	Twelve Months Ended December 31,
	2018	2017
Change in projected benefit obligation:
Projected benefit obligation as of January 1	$121,574	$104,507
Service cost	11,442	14,177
Interest cost	7,678	7,356
Benefits paid	-	(4,493)
Actuarial (gain)/loss	(56,857)	(6,891)
Effect of exchange rate changes	(9,296)	6,919
	$74,541	$121,575
Projected benefit obligation as of December 31
Unfunded amount–non-current	$63,127	$101,297
Unfunded amount–current	11,414	20,278
Total accrued liability	$74,541	$121,575

Schedule of Components of Net Periodic Benefit Costs
	Twelve Months Ended December 31,
	2018	2017
Components of net periodic benefit costs:
Service cost	$11,442	$14,177
Interest cost	7,678	7,356
Actuarial (gain)/loss	(56,857)	(6,891)
	$(37,737)	$14,642

Summary of Weighted Average Actuarial Assumptions

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Twelve Months Ended December 31,
	2018	2017
Discount rate	6.75 % per annum	6.75 % per annum
Rate of increase in compensation levels	12.00 % per annum	12.00 % per annum
Expected long term rate of return on plan assets per annum	-	-

Leave Encashment [Member]
Summary of Activity of Gratuity Plans

The following table sets forth the activity of the Leave encashment and the amounts recognized in the Company’s financial statements at the end of the relevant periods:

	Twelve Months Ended December 31,
	2018	2017
Change in projected benefit obligation:
Projected benefit obligation as of January 1	$45,548	$27,023
Service cost	4,502	9,551
Interest cost	2,876	1,902
Benefits paid	-	(740)
Actuarial (gain)/loss	(26,980)	5,739
Effect of exchange rate changes	(3,377)	2,073
	$22,569	$45,548
Projected benefit obligation as of December 31
Unfunded amount–non-current	$18,398	$8,437
Unfunded amount–current	4,171	37,111
Total accrued liability	$22,569	$45,548

Schedule of Components of Net Periodic Benefit Costs
	Twelve Months Ended December 31,
	2018	2017
Components of net periodic benefit costs:	$4,502	$9,551
Service cost	2,876	1,902
Interest cost	(26,980)	5,739
Actuarial (gain)/loss	$(19,602)	$17,192

Summary of Weighted Average Actuarial Assumptions

The weighted average actuarial assumptions used to determine benefit obligations and net periodic cost are:

Twelve Months Ended December 31,
	2018	2017
Discount rate	6.75 % per annum	6.75 % per annum
Rate of increase in compensation levels	12.00 % per annum	12.00 % per annum
Expected long term rate of return on plan assets per annum	-	-